CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net revenues:
Third parties	$ 459,681	2,782,772	2,639,453	5,832,628
Related parties	320,948	1,942,920	1,038,927	583,857
Total net revenues	780,629	4,725,692	3,678,380	6,416,485
Cost of revenues	(725,295)	(4,390,718)	(4,003,885)	(6,633,542)
Gross (loss) profit	55,334	334,974	(325,505)	(217,057)
Operating expenses:
Selling expenses	(53,756)	(325,422)	(348,568)	(279,788)
General and administrative expenses	(48,811)	(295,482)	(278,033)	(340,405)
Provision for doubtful accounts receivable and other receivable	(4,718)	(28,562)	(137,674)	(56,234)
Research and development expenses	(15,240)	(92,256)	(90,820)	(68,217)
Impairment of goodwill				(134,735)
Total operating expenses	(122,525)	(741,722)	(855,095)	(879,379)
Operating loss	(67,191)	(406,748)	(1,180,600)	(1,096,436)
Interest expense	(53,491)	(323,820)	(299,515)	(171,059)
Interest income	3,504	21,212	15,841	11,763
Exchange (losses) gains	7,217	43,687	8,875	(3,965)
Changes in fair value of derivative contracts	10,529	63,739	5,326	(70,778)
Changes in fair value of conversion feature of convertible bonds	(1,008)	(6,105)	(5,692)	264,384
Loss on extinguishment of debt			(82,713)
Other income	1,289	7,805	9,265	5,144
Other expenses	(2,675)	(16,194)	(18,391)	(14,102)
Loss before income taxes	(101,826)	(616,424)	(1,547,604)	(1,075,049)
Income tax benefit (expenses)	(42,563)	(257,666)	(15,255)	144,945
Net loss	(144,389)	(874,090)	(1,562,859)	(930,104)
Net loss per share:
Basic	$ (0.34)	(2.06)	(3.70)	(2.21)
Diluted	$ (0.34)	(2.06)	(3.70)	(2.21)
Number of shares used in computation of net loss per share:
Basic	423,675,429	423,675,429	422,167,505	420,325,701
Diluted	423,675,429	423,675,429	422,167,505	420,325,701
Other comprehensive loss, net of tax
Foreign currency translation adjustment	(134)	(811)	(1,219)
Comprehensive loss	$ (144,523)	(874,901)	(1,564,078)	(930,104)